INTANGIBLE ASSET (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible asset, net	$ 3,126,601	$ 3,524,423
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Year ending December 31,2014	493,389
2015	493,389
2016	493,389
2017	493,389
2018	493,389
Thereafter	659,656
Intangible asset, net	$ 3,126,601